Acquisitions Fair Value of Major Classes of Assets and Liabilities (Details) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	May 07, 2013		Dec. 31, 2012	May 07, 2013 Premiums Receivable [Member]	May 07, 2013 Other receivables [Member]	Dec. 31, 2013 Customer Lists [Member]	Dec. 31, 2012 Customer Lists [Member]	Dec. 31, 2013 Provider networks [Member]	Dec. 31, 2012 Provider networks [Member]	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2013 Developed Technology Rights [Member]	May 07, 2013 Allowance for Uncollectible Premiums Receivable [Member]	May 07, 2013 Allowance on other receivables [Member]	Dec. 31, 2013 Coventry [Member]		Dec. 31, 2012 Coventry [Member]		Dec. 31, 2013 Coventry [Member] Customer Lists [Member]	Dec. 31, 2013 Coventry [Member] Provider networks [Member]	Dec. 31, 2013 Coventry [Member] Trademarks [Member]	Dec. 31, 2013 Coventry [Member] Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 1,490,000,000						$ 810,000,000		$ 550,000,000		$ 100,000,000	$ 30,000,000
Accumulated Amortization	995,900,000			901,700,000			361,800,000	370,200,000	508,800,000	458,200,000	6,500,000	4,900,000			85,300,000				52,800,000	21,100,000
Other acquired intangible assets, net							985,200,000	287,200,000	744,400,000	245,000,000					1,404,700,000				757,200,000	528,900,000	93,500,000	25,100,000
Finite-Lived Intangible Asset, Useful Life	12 years 6 months						10 years 0 months		17 years		10 years	4 years
Business Combination, Acquired Receivables, Gross Contractual Amount					485,500,000	682,200,000
Allowance for Doubtful Accounts, Premiums and Other Receivables													12,500,000	14,100,000
Debt fair value adjustment		216,600,000
Amount of acquired goodwill that will be tax deductible		267,000,000
Deferred tax liabilities on intangible assets		521,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities		2,200,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		2,195,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		1,141,100,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		1,490,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		174,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		128,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		7,286,600,000
Business combination, health care costs payable		1,440,100,000
Long-term debt acquired		1,803,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent		272,900,000	[1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		888,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		4,405,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		2,881,300,000
Goodwill, Acquired During Period															4,014,800,000	[2]	0	[2]
Business Combination, Consideration Transferred	6,896,100,000
Deferred tax asset established for fair value debt adjustment		$ 75,800,000

[1]	Includes $521.5 million of deferred tax liabilities on identifiable intangible assets acquired and $75.8 million of deferred tax assets on the fair value adjustment to Coventry's outstanding debt.
[2]	Goodwill related to the acquisition of Coventry is considered preliminary, pending the final allocation of the applicable purchase price.